UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22939

T. Rowe Price Credit Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Credit Opportunities Fund

Investor Class (PRCPX)

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$42	0.81%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$336,594
Number of Portfolio Holdings	309

Portfolio Turnover Rate	15.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	82.2%
Bank Loans	10.0
Securities Lending Collateral	2.4
Preferred Stocks	1.0
Convertible Preferred Stocks	0.9
Municipal Securities	0.7
Convertible Bonds	0.6
Asset-Backed Securities	0.3
Short-Term and Other	1.9

Top Ten Holdings (as a % of Net Assets)

Vistra	3.2%
TransDigm	2.6
Talen Energy Supply	2.4
Asurion	2.2
LifePoint Health	2.1
Service Properties Trust	2.1
EchoStar	2.0
Venture Global LNG	1.6
HUB International	1.6
Navient	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F105-053 1/26

Credit Opportunities Fund

Investor Class (PRCPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Credit Opportunities Fund

Advisor Class (PAOPX)

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$47	0.91%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$336,594
Number of Portfolio Holdings	309

Portfolio Turnover Rate	15.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	82.2%
Bank Loans	10.0
Securities Lending Collateral	2.4
Preferred Stocks	1.0
Convertible Preferred Stocks	0.9
Municipal Securities	0.7
Convertible Bonds	0.6
Asset-Backed Securities	0.3
Short-Term and Other	1.9

Top Ten Holdings (as a % of Net Assets)

Vistra	3.2%
TransDigm	2.6
Talen Energy Supply	2.4
Asurion	2.2
LifePoint Health	2.1
Service Properties Trust	2.1
EchoStar	2.0
Venture Global LNG	1.6
HUB International	1.6
Navient	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F205-053 1/26

Credit Opportunities Fund

Advisor Class (PAOPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Credit Opportunities Fund

I Class (TCRRX)

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$29	0.56%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$336,594
Number of Portfolio Holdings	309

Portfolio Turnover Rate	15.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	82.2%
Bank Loans	10.0
Securities Lending Collateral	2.4
Preferred Stocks	1.0
Convertible Preferred Stocks	0.9
Municipal Securities	0.7
Convertible Bonds	0.6
Asset-Backed Securities	0.3
Short-Term and Other	1.9

Top Ten Holdings (as a % of Net Assets)

Vistra	3.2%
TransDigm	2.6
Talen Energy Supply	2.4
Asurion	2.2
LifePoint Health	2.1
Service Properties Trust	2.1
EchoStar	2.0
Venture Global LNG	1.6
HUB International	1.6
Navient	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F406-053 1/26

Credit Opportunities Fund

I Class (TCRRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCPX Credit Opportunities
Fund
PAOPX Credit Opportunities
Fund–
.
Advisor Class
TCRRX Credit Opportunities
Fund–
.
I Class

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7 .97 $ 7 .85 $ 7 .53 $ 8 .04 $ 8 .77 $ 8 .17
Investment
activities
Net investment
income
(1)(2)
0 .28 0 .56 0 .55 0 .50 0 .42 0 .44
Net realized and
unrealized gain/
loss 0 .08 0 .12 0 .33 ( 0 .48 ) ( 0 .70 ) 0 .62
Total from
investment
activities 0 .36 0 .68 0 .88 0 .02 ( 0 .28 ) 1 .06
Distributions
Net investment
income ( 0 .28 ) ( 0 .56 ) ( 0 .56 ) ( 0 .51 ) ( 0 .45 ) ( 0 .46 )
Net realized gain — — — ( 0 .02 ) — —
Total distributions ( 0 .28 ) ( 0 .56 ) ( 0 .56 ) ( 0 .53 ) ( 0 .45 ) ( 0 .46 )
NET ASSET
VALUE
End of period $ 8 .05 $ 7 .97 $ 7 .85 $ 7 .53 $ 8 .04 $ 8 .77

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4 .56% 8 .89% 11 .97% 0 .39% ( 3 .41 ) % 13 .30%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .88%
(4)
0 .93% 1 .05% 1 .19% 1 .12% 1 .22%
Net expenses
after waivers/
payments by
Price Associates 0 .81%
(4)
0 .81% 0 .81% 0 .82% 0 .84% 0 .91%
Net investment
income 6 .99%
(4)
7 .06% 7 .11% 6 .60% 4 .88% 5 .08%
Portfolio turnover
rate 15 .9% 43 .8% 36 .2% 28 .9% 38 .9% 53 .5%
Net assets, end
of period (in
thousands) $178,739 $157,070 $91,777 $45,297 $44,737 $56,674
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7 .93 $ 7 .81 $ 7 .51 $ 8 .02 $ 8 .75 $ 8 .15
Investment
activities
Net investment
income
(1)(2)
0 .28 0 .55 0 .54 0 .48 0 .42 0 .43
Net realized and
unrealized gain/
loss 0 .08 0 .12 0 .31 ( 0 .47 ) ( 0 .71 ) 0 .62
Total from
investment
activities 0 .36 0 .67 0 .85 0 .01 ( 0 .29 ) 1 .05
Distributions
Net investment
income ( 0 .28 ) ( 0 .55 ) ( 0 .55 ) ( 0 .50 ) ( 0 .44 ) ( 0 .45 )
Net realized gain — — — ( 0 .02 ) — —
Total distributions ( 0 .28 ) ( 0 .55 ) ( 0 .55 ) ( 0 .52 ) ( 0 .44 ) ( 0 .45 )
NET ASSET
VALUE
End of period $ 8 .01 $ 7 .93 $ 7 .81 $ 7 .51 $ 8 .02 $ 8 .75

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4 .52% 8 .80% 11 .59% 0 .24% ( 3 .53 ) % 13 .21%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2 .79%
(4)
2 .79% 1 .96% 1 .55% 1 .65% 1 .76%
Net expenses
after waivers/
payments by
Price Associates 0 .91%
(4)
0 .91% 0 .91% 0 .92% 0 .94% 1 .01%
Net investment
income 6 .90%
(4)
6 .96% 7 .02% 6 .33% 4 .84% 5 .00%
Portfolio turnover
rate 15 .9% 43 .8% 36 .2% 28 .9% 38 .9% 53 .5%
Net assets, end
of period (in
thousands) $95 $91 $99 $375 $89 $130
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7 .96 $ 7 .84 $ 7 .52 $ 8 .03 $ 8 .76 $ 8 .16
Investment
activities
Net investment
income
(1)(2)
0 .29 0 .58 0 .57 0 .52 0 .45 0 .46
Net realized and
unrealized gain/
loss 0 .08 0 .12 0 .32 ( 0 .48 ) ( 0 .71 ) 0 .63
Total from
investment
activities 0 .37 0 .70 0 .89 0 .04 ( 0 .26 ) 1 .09
Distributions
Net investment
income ( 0 .29 ) ( 0 .58 ) ( 0 .57 ) ( 0 .53 ) ( 0 .47 ) ( 0 .49 )
Net realized gain — — — ( 0 .02 ) — —
Total distributions ( 0 .29 ) ( 0 .58 ) ( 0 .57 ) ( 0 .55 ) ( 0 .47 ) ( 0 .49 )
NET ASSET
VALUE
End of period $ 8 .04 $ 7 .96 $ 7 .84 $ 7 .52 $ 8 .03 $ 8 .76

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4 .69% 9 .16% 12 .26% 0 .62% ( 3 .18 ) % 13 .60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .72%
(4)
0 .75% 0 .84% 0 .95% 0 .95% 1 .09%
Net expenses
after waivers/
payments by
Price Associates 0 .56%
(4)
0 .56% 0 .57% 0 .57% 0 .59% 0 .65%
Net investment
income 7 .24%
(4)
7 .30% 7 .36% 6 .87% 5 .24% 5 .37%
Portfolio turnover
rate 15 .9% 43 .8% 36 .2% 28 .9% 38 .9% 53 .5%
Net assets, end
of period (in
thousands) $157,760 $129,699 $94,913 $61,427 $46,701 $26,580
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Credit Opportunities Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.3%
Miscellaneous  0.3%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 775 802
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 25 28
Total Asset-Backed Securities (Cost $854) 830
BANK LOANS  10.0% (2)
Broadcasting  0.8%
CMG Media, FRN, 3M TSFR + 3.50%, 7.602%, 6/18/29 (3) 1,084 988
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.423%, 11/30/29  289 281
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.823%, 6/30/28  223 226
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 13.762%,
10/11/29 (4) 97 97
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.402%,
12/31/29  329 300
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.878%, 2/19/30  987 850
2,742
Cable Operators  0.9%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.50%,
4/15/27 (3) 2,320 2,060
Directv Financing, FRN, 3M TSFR + 5.50%, 9.34%, 2/17/31  161 159
Radiate Holdco, FRN, 1M TSFR + 3.50%, 9.03%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (5) 844 617
Radiate Holdco, FRN, 1M TSFR + 4.00%, 6/26/29 (3) 159 158
2,994
Financial  0.9%
Alera Group, FRN, 1M TSFR + 5.50%, 9.416%, 5/30/33  1,649 1,690
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.166%, 10/6/28  710 709
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.166%, 7/2/32  698 703
3,102
Food  0.2%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 8.916%, 10/31/31  770 715
715
Health Care  0.4%
1261229 B.C., FRN, 1M TSFR + 6.25%, 10.166%, 10/8/30  599 590
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 8.166%, 1/15/31  599 602
1,192

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  2.8%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.502%, 2/23/32  564 573
Delta Topco, FRN, 1M TSFR + 5.25%, 9.154%, 11/29/30  1,260 1,242
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.666%, 11/22/32  1,294 1,300
Kaseya, FRN, 1M TSFR + 5.00%, 8.916%, 3/20/33  1,693 1,662
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.002%, 5/9/33  2,547 2,468
X, 9.50%, 10/26/29  2,335 2,313
9,558
Manufacturing  1.4%
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.343%, 9/28/28  758 754
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.263%, 5/21/29  1,836 1,836
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.666%, 7/29/29  1,584 1,592
Merlin Buyer, FRN, 3M TSFR + 4.00%, 12/14/28 (3)(6) 527 531
4,713
Other Telecommunications  0.1%
Lumen Technologies, FRN, 1M TSFR + 6.00%, 9.916%, 6/1/28  426 431
431
Satellites  0.2%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.416%, 9/27/29  299 298
Viasat, FRN, 1M TSFR + 4.50%, 8.53%, 3/2/29  299 297
595
Services  0.1%
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.016%, 11/15/29  397 360
360
Wireless Communications  2.2%
Asurion, FRN, 1M TSFR + 4.25%, 8.166%, 9/19/30  898 880
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/31/28  3,714 3,549
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/20/29 (3) 3,067 2,867
7,296
Total Bank Loans (Cost $34,357) 33,698
COMMON STOCKS  0.1%
Hospital Supplies/Hospital Management  0.1%
Bausch + Lomb (4) 29 463
Total Common Stocks (Cost $535) 463

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS  0.6%
Automotive  0.2%
Rivian Automotive, 4.625%, 3/15/29  460 507
507
Cable Operators  0.2%
Cable One, 1.125%, 3/15/28  760 623
623
Information Technology  0.2%
Snap, 0.125%, 3/1/28  865 780
780
Total Convertible Bonds (Cost $1,848) 1,910
CONVERTIBLE PREFERRED STOCKS  0.9%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  8 530
530
Electric Utilities  0.2%
Southern, Series A, 7.125%, 12/15/28  13 674
674
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  11 538
538
Insurance  0.4%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $1,400 (4)
(6)(7) 58 1,400
1,400
Total Convertible Preferred Stocks (Cost $2,990) 3,142
CORPORATE BONDS  82.2%
Aerospace & Defense  2.6%
TransDigm, 6.00%, 1/15/33 (1) 1,630 1,665
TransDigm, 6.25%, 1/31/34 (1) 555 574
TransDigm, 6.375%, 5/31/33 (1) 1,020 1,044
TransDigm, 6.625%, 3/1/32 (1) 1,680 1,741
TransDigm, 6.75%, 8/15/28 (1) 530 541
TransDigm, 6.75%, 1/31/34 (1) 1,365 1,423
TransDigm, 6.875%, 12/15/30 (1) 1,080 1,126

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm, 7.125%, 12/1/31 (1) 450 471
8,585
Automotive  3.9%
Adient Global Holdings, 8.25%, 4/15/31 (1) 815 853
Advance Auto Parts, 7.00%, 8/1/30 (1) 1,092 1,113
Advance Auto Parts, 7.375%, 8/1/33 (1) 1,838 1,872
Clarios Global, 6.75%, 5/15/28 (1) 160 163
Clarios Global, 6.75%, 2/15/30 (1) 635 657
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 493 611
Nissan Motor, 4.81%, 9/17/30 (1) 545 511
Nissan Motor, 7.50%, 7/17/30 (1) 300 313
Nissan Motor, 7.75%, 7/17/32 (1) 300 315
Nissan Motor, 8.125%, 7/17/35 (1) 300 317
Nissan Motor Acceptance, 5.625%, 9/29/28 (1) 547 545
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 1,000 991
Rivian Holdings, 10.00%, 1/15/31 (1) 3,610 3,430
Wand NewCo 3, 7.625%, 1/30/32 (1) 1,380 1,451
13,142
Broadcasting  5.6%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 530 550
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(8) 855 844
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 530 556
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 795 795
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 795 836
CMG Media, 8.875%, 6/18/29 (1)(8) 1,810 1,493
E.W. Scripps, 9.875%, 8/15/30 (1) 1,350 1,355
Gray Media, 5.375%, 11/15/31 (1) 995 749
Gray Media, 9.625%, 7/15/32 (1) 1,000 1,032
iHeartCommunications, 9.125%, 5/1/29 (1) 1,060 975
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 1,869 1,855
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 2,000 2,020
Sirius XM Radio, 5.00%, 8/1/27 (1) 430 429
Sirius XM Radio, 5.50%, 7/1/29 (1) 330 331
Stagwell Global, 5.625%, 8/15/29 (1) 810 786
Univision Communications, 8.50%, 7/31/31 (1) 1,445 1,490
Univision Communications, 9.375%, 8/1/32 (1) 1,310 1,389
Warnermedia Holdings, 5.05%, 3/15/42  1,610 1,284
18,769
Building & Real Estate  0.5%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 305 308
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 260 278
Howard Hughes, 4.125%, 2/1/29 (1) 295 284

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Howard Hughes, 5.375%, 8/1/28 (1) 877 874
1,744
Building Products  1.4%
Builders FirstSource, 6.375%, 6/15/32 (1) 103 107
Builders FirstSource, 6.375%, 3/1/34 (1) 300 311
CP Atlas Buyer, 9.75%, 7/15/30 (1) 755 763
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 365 362
Quikrete Holdings, 6.375%, 3/1/32 (1) 1,495 1,555
Quikrete Holdings, 6.75%, 3/1/33 (1) 1,690 1,762
4,860
Cable Operators  6.9%
C&W Senior Finance, 9.00%, 1/15/33 (1) 745 775
CCO Holdings, 4.25%, 1/15/34 (1)(8) 830 703
CCO Holdings, 4.50%, 8/15/30 (1) 405 379
CCO Holdings, 4.50%, 6/1/33 (1) 1,085 953
CCO Holdings, 4.75%, 2/1/32 (1) 955 876
CCO Holdings, 7.375%, 3/1/31 (1) 975 995
Charter Communications Operating, 6.484%, 10/23/45  2,295 2,188
CSC Holdings, 6.50%, 2/1/29 (1) 545 341
CSC Holdings, 7.50%, 4/1/28 (1) 785 471
CSC Holdings, 11.25%, 5/15/28 (1)(8) 1,010 783
CSC Holdings, 11.75%, 1/31/29 (1) 545 381
Directv Financing, 10.00%, 2/15/31 (1) 1,635 1,623
DISH DBS, 5.75%, 12/1/28 (1) 2,331 2,244
DISH DBS, 7.375%, 7/1/28  870 809
DISH Network, 11.75%, 11/15/27 (1) 470 491
EchoStar, 10.75%, 11/30/29  6,074 6,697
Midcontinent Communications, 8.00%, 8/15/32 (1) 790 792
Sable International Finance, 7.125%, 10/15/32 (1) 650 657
Time Warner Cable Enterprises, 8.375%, 7/15/33  815 943
23,101
Chemicals  1.3%
Avient, 6.25%, 11/1/31 (1) 200 203
Avient, 7.125%, 8/1/30 (1) 375 386
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 520 549
Celanese U.S. Holdings, 7.05%, 11/15/30  475 492
Celanese U.S. Holdings, 7.20%, 11/15/33  985 1,027
Qnity Electronics, 5.75%, 8/15/32 (1) 270 277
Qnity Electronics, 6.25%, 8/15/33 (1) 215 222
Windsor Holdings III, 8.50%, 6/15/30 (1) 520 546
WR Grace Holdings, 5.625%, 8/15/29 (1) 595 559
4,261

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products  0.6%
Newell Brands, 6.625%, 5/15/32 (8) 710 671
Newell Brands, 8.50%, 6/1/28 (1) 1,397 1,451
2,122
Container  0.2%
Ball, 6.00%, 6/15/29  800 822
822
Energy  12.6%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $1,272 (4)(6)(7) 1,280 1,270
Aethon United BR, 7.50%, 10/1/29 (1) 511 531
AmeriGas Partners, 9.50%, 6/1/30 (1) 1,015 1,071
Breakwater Energy Holdings, 9.25%, 11/15/30 (1) 1,670 1,730
Civitas Resources, 8.625%, 11/1/30 (1) 695 726
Civitas Resources, 9.625%, 6/15/33 (1) 1,400 1,508
Comstock Resources, 6.75%, 3/1/29 (1) 1,271 1,265
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,795 2,648
Crescent Energy Finance, 7.625%, 4/1/32 (1) 1,100 1,070
Crescent Energy Finance, 9.25%, 2/15/28 (1) 688 709
Diamondback Energy, 5.75%, 4/18/54  1,155 1,109
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 340 351
Hilcorp Energy I, 7.25%, 2/15/35 (1) 1,285 1,221
Hilcorp Energy I, 8.375%, 11/1/33 (1) 3,495 3,582
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 700 717
Matador Resources, 6.25%, 4/15/33 (1) 750 747
NGL Energy Operating, 8.125%, 2/15/29 (1) 580 597
NGL Energy Operating, 8.375%, 2/15/32 (1) 880 910
Occidental Petroleum, 6.05%, 10/1/54  650 628
Permian Resources Operating, 6.25%, 2/1/33 (1) 1,210 1,236
Permian Resources Operating, 9.875%, 7/15/31 (1) 358 386
Prairie Acquiror, 9.00%, 8/1/29 (1) 1,380 1,415
Range Resources, 4.75%, 2/15/30 (1) 335 329
Seadrill Finance, 8.375%, 8/1/30 (1) 1,420 1,466
Sunoco, 7.00%, 5/1/29 (1) 395 410
Sunoco, 7.25%, 5/1/32 (1) 647 682
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 405 403
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 765 790
Transocean Aquila, 8.00%, 9/30/28 (1) 174 178
Transocean International, 7.875%, 10/15/32 (1) 560 582
Transocean International, 8.25%, 5/15/29 (1) 645 653
Transocean International, 8.50%, 5/15/31 (1) 670 675
Transocean International, 8.75%, 2/15/30 (1) 1,084 1,128
Venture Global LNG, 8.375%, 6/1/31 (1) 705 704

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, 9.50%, 2/1/29 (1) 640 674
Venture Global LNG, VR, 9.00% (1)(9)(10) 4,865 4,141
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 800 824
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 1,430 1,487
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 520 566
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 1,275 1,418
42,537
Entertainment & Leisure  1.4%
Churchill Downs, 5.75%, 4/1/30 (1) 455 456
Cinemark USA, 5.25%, 7/15/28 (1) 280 279
Cinemark USA, 7.00%, 8/1/32 (1) 1,000 1,040
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 800 822
Six Flags Entertainment, 6.50%, 10/1/28  340 329
Six Flags Entertainment, 7.25%, 5/15/31 (1)(8) 1,930 1,834
4,760
Financial  11.0%
Acrisure, 7.50%, 11/6/30 (1) 680 707
Acrisure, 8.25%, 2/1/29 (1) 565 588
Acrisure, 8.50%, 6/15/29 (1) 650 676
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 923 960
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 1,370 1,409
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 620 649
Focus Financial Partners, 6.75%, 9/15/31 (1) 896 923
Hightower Holding, 9.125%, 1/31/30 (1) 2,385 2,510
HUB International, 5.625%, 12/1/29 (1) 180 180
HUB International, 7.25%, 6/15/30 (1) 1,480 1,547
HUB International, 7.375%, 1/31/32 (1) 3,485 3,620
Jane Street Group, 6.125%, 11/1/32 (1) 895 911
Jane Street Group, 6.75%, 5/1/33 (1) 2,120 2,210
Jane Street Group, 7.125%, 4/30/31 (1) 1,512 1,590
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (1) 800 780
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (1) 1,240 887
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 924 967
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 1,885 1,859
Navient, 5.625%, 8/1/33  1,160 1,041
Navient, 7.875%, 6/15/32 (8) 850 876
Navient, 9.375%, 7/25/30  1,590 1,749
Navient, 11.50%, 3/15/31  1,400 1,556
OneMain Finance, 7.125%, 9/15/32  1,150 1,193
OneMain Finance, 7.50%, 5/15/31  905 950
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 2,765 2,862
PennyMac Financial Services, 6.875%, 2/15/33 (1) 970 1,012

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PennyMac Financial Services, 7.125%, 11/15/30 (1) 1,140 1,193
Ryan Specialty, 5.875%, 8/1/32 (1) 465 472
USI, 7.50%, 1/15/32 (1) 1,031 1,071
36,948
Food  0.3%
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(5) 582 609
Darling Ingredients, 6.00%, 6/15/30 (1) 465 470
1,079
Gaming  1.7%
Caesars Entertainment, 6.50%, 2/15/32 (1) 340 345
Caesars Entertainment, 7.00%, 2/15/30 (1) 1,100 1,140
Churchill Downs, 6.75%, 5/1/31 (1) 510 524
Light & Wonder International, 7.25%, 11/15/29 (1) 540 553
Light & Wonder International, 7.50%, 9/1/31 (1) 300 315
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 1,020 997
Scientific Games Holdings, 6.625%, 3/1/30 (1) 355 310
Voyager Parent, 9.25%, 7/1/32 (1) 1,400 1,480
5,664
Health Care  7.5%
1261229 B.C., 10.00%, 4/15/32 (1) 1,865 1,926
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,050 1,037
Bausch + Lomb, 8.375%, 10/1/28 (1) 530 552
CHS, 10.875%, 1/15/32 (1) 2,435 2,621
DaVita, 6.875%, 9/1/32 (1) 1,000 1,037
LifePoint Health, 8.375%, 2/15/32 (1) 1,320 1,416
LifePoint Health, 9.875%, 8/15/30 (1) 547 587
LifePoint Health, 10.00%, 6/1/32 (1) 2,631 2,776
LifePoint Health, 11.00%, 10/15/30 (1) 1,965 2,157
Medline Borrower, 5.25%, 10/1/29 (1) 595 594
Medline Borrower, 6.25%, 4/1/29 (1) 1,930 1,985
Molina Healthcare, 6.25%, 1/15/33 (1) 1,025 1,024
Molina Healthcare, 6.50%, 2/15/31 (1) 600 611
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 464
MPT Operating Partnership, 8.50%, 2/15/32 (1) 950 1,000
Opal Bidco, 6.50%, 3/31/32 (1) 2,225 2,278
Organon, 5.125%, 4/30/31 (1) 1,650 1,372
Star Parent, 9.00%, 10/1/30 (1) 442 472
Tenet Healthcare, 6.125%, 10/1/28  203 203
Tenet Healthcare, 6.125%, 6/15/30  435 443
Tenet Healthcare, 6.875%, 11/15/31  290 315
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 432
25,302

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  3.8%
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(5) 1,614 1,816
Cloud Software Group, 8.25%, 6/30/32 (1) 1,275 1,345
Cloud Software Group, 9.00%, 9/30/29 (1) 3,520 3,634
Dye & Durham, 8.625%, 4/15/29 (1)(8) 970 889
Entegris, 5.95%, 6/15/30 (1) 900 917
Gen Digital, 6.75%, 9/30/27 (1) 440 447
Gen Digital, 7.125%, 9/30/30 (1) 417 430
Match Group Holdings II, 4.625%, 6/1/28 (1) 305 301
Match Group Holdings II, 5.625%, 2/15/29 (1) 115 115
McAfee, 7.375%, 2/15/30 (1) 1,405 1,226
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00%
PIK) (1)(5) 588 642
X.AI, 12.50%, 6/30/30  989 1,038
12,800
Lodging  0.1%
Hilton Domestic Operating, 4.875%, 1/15/30  180 180
180
Manufacturing  0.5%
Madison IAQ, 5.875%, 6/30/29 (1) 1,530 1,511
1,511
Metals & Mining  0.9%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 945 1,000
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 1,055 1,158
ATI, 5.125%, 10/1/31  235 234
ATI, 7.25%, 8/15/30  395 417
Hecla Mining, 7.25%, 2/15/28  166 167
2,976
Other Telecommunications  2.6%
Cipher Compute, 7.125%, 11/15/30 (1) 1,421 1,439
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 560 567
Level 3 Financing, 4.00%, 4/15/31 (1)(8) 1,265 1,113
Level 3 Financing, 6.875%, 6/30/33 (1) 1,415 1,443
Level 3 Financing, 7.00%, 3/31/34 (1) 1,700 1,743
WULF Compute, 7.75%, 10/15/30 (1) 2,425 2,507
8,812
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (1) 1,100 1,108
1,108
Real Estate Investment Trust Securities  2.1%
Service Properties Trust, 8.625%, 11/15/31 (1) 3,585 3,769
Service Properties Trust, 8.875%, 6/15/32  1,290 1,242

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Service Properties Trust, Zero Coupon, 9/30/27 (1) 2,125 1,888
6,899
Retail  1.2%
Bath & Body Works, 6.625%, 10/1/30 (1) 119 121
CVS Health, VR, 7.00%, 3/10/55 (10) 3,130 3,266
PetSmart, 7.50%, 9/15/32 (1) 800 807
4,194
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (1) 695 736
736
Services  3.9%
Albion Financing 1, 7.00%, 5/21/30 (1) 872 905
Allied Universal Holdco, 7.875%, 2/15/31 (1) 1,092 1,147
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(8) 1,065 1,097
Axon Enterprise, 6.125%, 3/15/30 (1) 620 640
Axon Enterprise, 6.25%, 3/15/33 (1) 460 477
Boost Newco Borrower, 7.50%, 1/15/31 (1) 760 807
EG Global Finance, 12.00%, 11/30/28 (1) 1,895 2,061
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 350 363
RB Global Holdings, 6.75%, 3/15/28 (1) 140 143
RB Global Holdings, 7.75%, 3/15/31 (1) 293 307
Sabre GLBL, 10.75%, 11/15/29 (1) 630 554
Sabre GLBL, 11.125%, 7/15/30 (1) 451 388
Shift4 Payments, 6.75%, 8/15/32 (1) 410 425
Staples, 10.75%, 9/1/29 (1) 605 594
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 1,395 1,392
UKG, 6.875%, 2/1/31 (1) 1,880 1,936
13,236
Transportation  0.2%
Watco, 7.125%, 8/1/32 (1) 515 538
538
Utilities  8.0%
AES, VR, 6.95%, 7/15/55 (10) 335 324
AES, VR, 7.60%, 1/15/55 (10) 160 162
Alpha Generation, 6.75%, 10/15/32 (1) 1,215 1,248
Edison International, Series A, VR, 5.375% (9)(10) 60 60
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  580 593
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (10) 825 840
HAT Holdings I, 8.00%, 6/15/27 (1) 848 880
NRG Energy, VR, 10.25% (1)(9)(10) 677 739
PG&E, VR, 7.375%, 3/15/55 (10) 641 663
Talen Energy Supply, 6.25%, 2/1/34 (1) 1,600 1,630
Talen Energy Supply, 6.50%, 2/1/36 (1) 1,600 1,650

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Talen Energy Supply, 8.625%, 6/1/30 (1) 4,414 4,673
Vistra, VR, 8.00% (1)(9)(10) 2,684 2,731
Vistra, Series C, VR, 8.875% (1)(9)(10) 7,215 7,955
Vistra Operations, 7.75%, 10/15/31 (1) 805 852
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 1,000 1,015
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (1) 1,000 1,046
27,061
Wireless Communications  0.9%
Rogers Communications, VR, 7.00%, 4/15/55 (10) 2,815 2,917
2,917
Total Corporate Bonds (Cost $271,531) 276,664
MUNICIPAL SECURITIES  0.7%
Puerto Rico  0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 3,674 2,351
Total Municipal Securities (Cost $2,189) 2,351
PREFERRED STOCKS  1.0%
Financials  1.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $3,241 (4)
(6)(7) 3 3,304
Total Preferred Stocks (Cost $3,241) 3,304
SHORT-TERM INVESTMENTS  2.5%
Money Market Funds  2.5%
T. Rowe Price Government Reserve Fund, 4.02% (12)(13) 8,515 8,515
Total Short-Term Investments (Cost $8,515) 8,515

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 3.99% (12)(13) 7,981 7,981
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,981
Total Securities Lending Collateral (Cost $7,981) 7,981
Total Investments in Securities
100.7% of Net Assets
(Cost $334,041) $ 338,858

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $237,900 and represents 70.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,974 and represents 1.8% of net assets.
(8) See Note 4 . All or a portion of this security is on loan at November 30, 2025.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 50 7 5 2
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 49 6 3 3
Total Bilateral Credit Default Swaps, Protection
Sold 8 5
Total Bilateral Swaps 8 5
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 1,203 79 71 8
Total Centrally Cleared Credit Default Swaps,
Protection Bought 8
Total Centrally Cleared Swaps 8
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 1/26/26 USD 891 CAD 1,240 $ 1
Morgan Stanley 2/20/26 USD 98 EUR 84 —
Toronto-Dominion Bank 2/20/26 USD 973 EUR 835 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 225++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 225+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 16,533  ¤  ¤ $ 8,515
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 7,981
Total $ 16,496^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $225 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,496.

T. ROWE PRICE Credit Opportunities Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $334,041) $ 338,858
Interest receivable 6,048
Receivable for investment securities sold 1,119
Cash 542
Receivable for shares sold 392
Cash deposits on centrally cleared swaps 51
Bilateral swap premiums paid 8
Due from affiliates 6
Unrealized gain on bilateral swaps 5
Unrealized gain on forward currency exchange contracts 1
Foreign currency (cost $1) 1
Other assets 56
Total assets 347,087
Liabilities
Obligation to return securities lending collateral 7,981
Payable for investment securities purchased 1,619
Payable for shares redeemed 534
Investment management fees payable 150
Variation margin payable on centrally cleared swaps 1
Other liabilities 208
Total liabilities 10,493
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 336,594

T. ROWE PRICE Credit Opportunities Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (19,287)
Paid-in capital applicable to 41,845,027 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 355,881
NET ASSETS $ 336,594
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $178,739; Shares outstanding: 22,206,102) $ 8.05
Advisor Class
(Net assets: $95; Shares outstanding: 11,864) $ 8.01
I Class
(Net assets: $157,760; Shares outstanding: 19,627,061) $ 8.04

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 11,785
Dividend 428
Securities lending 20
Total income 12,233
Expenses
Investment management 867
Shareholder servicing
Investor Class $ 162
I Class 21 183
Prospectus and shareholder reports
Investor Class 8
I Class 4 12
Custody and accounting 114
Registration 53
Legal and audit 27
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (170)
Total expenses 1,096
Net investment income 11,137

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 414
Swaps (3)
Forward currency exchange contracts (4)
Foreign currency transactions (3)
Net realized gain 404
Change in net unrealized gain / loss
Securities 2,270
Swaps 13
Forward currency exchange contracts 10
Other assets and liabilities denominated in foreign currencies (12)
Change in net unrealized gain / loss 2,281
Net realized and unrealized gain / loss 2,685
INCREASE IN NET ASSETS FROM OPERATIONS $ 13,822

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 11,137 $ 17,066
Net realized gain (loss) 404 (1,536)
Change in net unrealized gain / loss 2,281 3,926
Increase in net assets from operations 13,822 19,456
Distributions to shareholders
Net earnings
Investor Class (5,960) (8,482)
Advisor Class (3) (7)
I Class (5,144) (8,576)
Decrease in net assets from distributions (11,107) (17,065)
Capital share transactions
*
Shares sold
Investor Class 47,948 110,186
Advisor Class 2 6
I Class 37,091 64,925
Distributions reinvested
Investor Class 5,795 8,215
Advisor Class 3 7
I Class 4,422 7,475
Shares redeemed
Investor Class (33,544) (54,258)
Advisor Class (2) (22)
I Class (14,696) (38,854)
Increase in net assets from capital share
transactions 47,019 97,680

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 49,734 100,071
Beginning of period 286,860 186,789
End of period $ 336,594 $ 286,860
*Share information (000s)
Shares sold
Investor Class 5,944 13,818
Advisor Class –
(1)
1
I Class 4,609 8,166
Distributions reinvested
Investor Class 718 1,032
Advisor Class –
(1)
1
I Class 549 940
Shares redeemed
Investor Class (4,162) (6,838)
Advisor Class –
(1)
(3)
I Class (1,825) (4,922)
Increase in shares outstanding 5,833 12,195
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Credit Opportunities Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Credit
Opportunities Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a combination of long-term capital appreciation and high income. The fund has three classes of shares: the Credit Opportunities Fund, Inc.
(Investor Class), the Credit Opportunities Fund–Advisor Class (Advisor Class)
and the Credit Opportunities Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Credit Opportunities Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended November 30, 2025, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Credit Opportunities Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Credit Opportunities Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE Credit Opportunities Fund

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Credit Opportunities Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,091 $ — $ 5,091
Bank Loans — 33,167 531 33,698
Common Stocks 463 — — 463
Convertible Preferred Stocks 1,742 — 1,400 3,142
Corporate Bonds — 275,394 1,270 276,664
Preferred Stocks — — 3,304 3,304
Short-Term Investments 8,515 — — 8,515
Securities Lending Collateral 7,981 — — 7,981
Total Securities 18,701 313,652 6,505 338,858
Swaps* — 21 — 21
Forward Currency Exchange
Contracts — 1 — 1
Total $ 18,701 $ 313,674 $ 6,505 $ 338,880
1
Includes Asset-Backed Securities, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2025, totaled $11,000 for the six months ended November 30, 2025. During the six months, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
11/30/25
Investment in
Securities
Bank Loans $ 1,010 $ 2 $ 1,109 $ (866) $ (724) $ 531
Convertible
Preferred Stocks 1,400 — — — — 1,400
Corporate Bonds — — 1,270 — — 1,270
Preferred Stocks 3,296 8 — — — 3,304
Total $ 5,706 $ 10 $ 2,379 $ (866) $ (724) $ 6,505

T. ROWE PRICE Credit Opportunities Fund

duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 1
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 21
*
Total $ 22
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (4) $ — $ (4)
Credit derivatives — (3) (3)
Total $ (4) $ (3) $ (7)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 10 $ — $ 10
Credit derivatives — 13 13
Total $ 10 $ 13 $ 23

T. ROWE PRICE Credit Opportunities Fund

conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral was pledged by

T. ROWE PRICE Credit Opportunities Fund

either the fund or counterparties for bilateral derivatives. As of November 30,
2025, cash of $51,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash

T. ROWE PRICE Credit Opportunities Fund

settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $99,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with

T. ROWE PRICE Credit Opportunities Fund

the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and

T. ROWE PRICE Credit Opportunities Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is

T. ROWE PRICE Credit Opportunities Fund

at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2025, the value of loaned securities was $7,640,000; the value of cash collateral and related investments was $7,981,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $91,516,000 and
$47,663,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Credit Opportunities Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$25,112,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $334,165,000. Net unrealized gain aggregated
$4,805,000 at period-end, of which $8,458,000 related to appreciated investments and $3,653,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Credit Opportunities Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,036,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.81% 0.91% 0.01%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(60) $(1) $(109)

T. ROWE PRICE Credit Opportunities Fund

and dividend-disbursing agent. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for
Price Associates and $75,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money
market
funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Credit Opportunities Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F105-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Credit Opportunities Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026